UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104

                           Centennial Tax Exempt Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2005
                                               -------------
ITEM 1. REPORTS TO STOCKHOLDERS.



FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                         5 | CENTENNIAL TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               BEGINNING      ENDING         EXPENSES
               ACCOUNT        ACCOUNT        PAID DURING
               VALUE          VALUE          6 MONTHS ENDED
               (1/1/05)       (6/30/05)      JUNE 30, 2005
--------------------------------------------------------------------------------
Actual         $   1,000.00   $   1,008.00   $   3.14
--------------------------------------------------------------------------------
Hypothetical       1,000.00       1,021.67       3.16

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

EXPENSE RATIO
-------------
   0.63%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                         6 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  JUNE 30, 2005
--------------------------------------------------------------------------------

                                                                               PRINCIPAL         VALUE
                                                                                  AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.6%
------------------------------------------------------------------------------------------------------
ALABAMA--2.8%
AL HFA MH RB, Rime Village Hoover Project, 1996 Series A, 2.40% 1            $   435,000   $   435,000
------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 2.55% 1                            480,000       480,000
------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 2.63% 1                                         2,425,000     2,425,000
------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, IPC Aerospace Corp. Project,
Series 2000, 2.55% 1                                                           2,400,000     2,400,000
------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion
Project, Series 1998, 2.60% 1                                                  3,150,000     3,150,000
------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB,
Puttable Floating Option Tax Exempt Receipts, Series MT-121, 2.34% 1,2        12,250,000    12,250,000
------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc. Project,
Series 2003-A, 2.63% 1                                                         2,115,000     2,115,000
------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 2.63% 1             2,570,000     2,570,000
------------------------------------------------------------------------------------------------------
Hoover, AL BOE Capital Outlay TANs, AAMC Series 2001-16, 2.32% 1,2             4,950,000     4,950,000
------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 2.42% 1               5,200,000     5,200,000
------------------------------------------------------------------------------------------------------
Jefferson Cnty., AL GOLB, Puttable Floating Option Tax Exempt Receipts,
Series PT-2477, 2.35% 1                                                        6,955,000     6,955,000
------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd.,
Series 1996, 2.40% 1                                                           1,885,000     1,885,000
------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB, Faulkner University
Campus Housing Project, Series 2004, 2.53% 1                                   3,000,000     3,000,000
------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 2.63% 1                        500,000       500,000
                                                                                           -----------
                                                                                            48,315,000

------------------------------------------------------------------------------------------------------
ALASKA--2.8%
AK Export & IDAU RB, Reset Option Certificates II-R Trust,
Series 320, 2.32% 1                                                           28,000,000    28,000,000
------------------------------------------------------------------------------------------------------
AK HFC RB, MERLOTS Series 2005-A08, 2.32% 1
                                                                               4,150,000     4,150,000
------------------------------------------------------------------------------------------------------
North Slope Borough, AK GOB, Series B, 2.32% 1                                15,900,000    15,900,000
                                                                                           -----------
                                                                                            48,050,000

------------------------------------------------------------------------------------------------------
ARIZONA--2.6%
AZ First Matrix Charter School Trust Pass-Through Certificates,
Series 2002-A, Cl. A, 2.58% 1,2                                               13,052,000    13,052,000
------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 2.35% 1   22,500,000    22,500,000
------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, Puttable Floating Option Tax Exempt Receipts,
Series MT-067, 2.37% 1,2                                                       8,295,000     8,295,000
                                                                                           -----------
                                                                                            43,847,000

------------------------------------------------------------------------------------------------------
CALIFORNIA--4.2%
Alameda, CA Corridor Transportation Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-51, 2.35% 1,2                            8,660,000     8,660,000


                         7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                              PRINCIPAL         VALUE
                                                                                 AMOUNT    SEE NOTE 1
-----------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series H, 2.45% 1                                        $ 4,365,000   $ 4,365,000
-----------------------------------------------------------------------------------------------------
CA RB, Koch Trust Certificates, Series 1999-2, 2.33% 1                       12,775,000    12,775,000
-----------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-002, 2.43% 1      8,115,000     8,115,000
-----------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-005, 2.38% 1,2   20,245,000    20,245,000
-----------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Crossings at Madera, Series NN, 2.68%, 7/21/05 3              1,000,000     1,000,000
-----------------------------------------------------------------------------------------------------
CA Various RB, Puttable Floating Option Tax Exempt Receipts,
Series PZP-008, 2.38% 1,2                                                     4,410,000     4,410,000
-----------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 2.31% 1,2                        3,000,000     3,000,000
-----------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC Series
1998-10, 2.30% 1,2                                                            3,700,000     3,700,000
-----------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, Puttable Floating Option Tax Exempt
Receipts, Series PZ-43, 2.38% 1                                               3,040,000     3,040,000
-----------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvements Project, Series 2002, 2.41% 1           2,500,000     2,500,000
                                                                                          -----------
                                                                                           71,810,000

-----------------------------------------------------------------------------------------------------
COLORADO--9.9%
Arapahoe Cnty., CO Water & Wastewater Authority RRB, Series A, 2.31% 1        2,500,000     2,500,000
-----------------------------------------------------------------------------------------------------
Boulder Cnty., CO RB, Open Space Capital Improvements Trust Fund,
Reset Option Certificates II-R Trust, Series 340, 2.32% 1,2                   3,000,000     3,000,000
-----------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 2.43% 1           2,500,000     2,500,000
-----------------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1, CO RB, Series 2004, 2.31% 1            12,000,000    12,000,000
-----------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOB, Series B, 2.30%, 12/1/05 3      3,000,000     3,000,000
-----------------------------------------------------------------------------------------------------
CO ECFA Public Radio RB, Community Wireless Park City, 2.33% 1                  790,000       790,000
-----------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 2.45% 1                                6,000,000     6,000,000
-----------------------------------------------------------------------------------------------------
CO HFA SFM RB, 2004 Series B-4, Cl. I, 1.99%, 11/1/05                         7,985,000     7,985,000
-----------------------------------------------------------------------------------------------------
CO MuniMae Trust Pass-Through Certificates, Canterberry Crossing,
Series 2002-A, Cl. A, 2.68% 1                                                12,330,000    12,330,000
-----------------------------------------------------------------------------------------------------
Concord Metropolitan District, CO REF GO, Improvement Projects,
Series 2004, 2.25%, 12/1/05 3                                                 2,600,000     2,600,000
-----------------------------------------------------------------------------------------------------
Denver, CO Cty. & Cnty. Excise Tax RB, Colorado Convention Center
Project, 2.30% 1                                                              5,650,000     5,650,000
-----------------------------------------------------------------------------------------------------
Denver, CO International Business Center Metropolitan District No. 1
GOLB, Series 2002, 2.68% 1                                                    8,065,000     8,065,000
-----------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB, Series 2004-S1,
Cl. A2, 2.43% 1                                                               8,500,000     8,500,000
-----------------------------------------------------------------------------------------------------
Kipling Ridge Metro District, CO RB, Series 2005, 2.33% 1                     3,725,000     3,725,000
-----------------------------------------------------------------------------------------------------
Midcities Metropolitan District No. 1, CO RB, BNP Paribas STARS
Certificates Trust, Series 2004-110, 2.35% 1                                 16,735,000    16,735,000
-----------------------------------------------------------------------------------------------------
Midcities Metropolitan District No. 1, CO RRB, Series 2004A, 2.35% 1         14,900,000    14,900,000
-----------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2321, 2.37% 1,2                                    5,775,000     5,775,000


                         8 | CENTENNIAL TAX EXEMPT TRUST

                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------
COLORADO Continued
Parker, CO Automotive Metropolitan District GOLB, Series 2005, 2.85% 1      $  4,510,000   $  4,510,000
-------------------------------------------------------------------------------------------------------
Stapleton Business Center Metro District, CO RB, 2.38% 1                       7,550,000      7,550,000
-------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2000A, 2.338%, 12/1/05 3     3,035,000      3,035,000
-------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2002, 2.33% 1                2,500,000      2,500,000
-------------------------------------------------------------------------------------------------------
Superior/McCaslin Interchange Metro District, CO GOB, Series 2004,
2.10%, 11/15/05 3                                                              3,970,000      3,970,000
-------------------------------------------------------------------------------------------------------
Thornton, CO RB, Puttable Floating Option Tax Exempt Receipts,
Series PT-2522, Newport Village Project, 2.32% 1,2                             3,075,000      3,075,000
-------------------------------------------------------------------------------------------------------
Westminster, CO EDAU Tax Increment RB, North Huron Urban Renewal,
Series 2005, 2.31% 1                                                          11,000,000     11,000,000
-------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, Puttable Floating Option Tax Exempt Receipts,
Series MT-068, 2.37% 1,2                                                      14,670,000     14,670,000
-------------------------------------------------------------------------------------------------------
Willow Trace Metro District, CO GOLB, Series 2001A, 2.30%, 12/1/05 3           2,295,000      2,295,000
                                                                                           ------------
                                                                                            168,660,000

-------------------------------------------------------------------------------------------------------
FLORIDA--5.8%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 2.42% 1       11,600,000     11,600,000
-------------------------------------------------------------------------------------------------------
Broward Cnty., FL Airport Systems RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2417, 2.32% 1                                       5,310,000      5,310,000
-------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 2.63% 1        2,730,000      2,730,000
-------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 96C0911, Cl. A, 2.32% 1,2                                         17,795,000     17,795,000
-------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 97C0901, Cl. A, 2.32% 1,2                                         17,795,000     17,795,000
-------------------------------------------------------------------------------------------------------
Jacksonville, FL HFAU RB, Baptist Medical Center Project, Series 2004,
1.93%, 7/27/05 3                                                               5,000,000      5,000,000
-------------------------------------------------------------------------------------------------------
Jacksonville, FL Sales Tax RB, MERLOTS Series 2003 B26, 2.32% 1,2              9,980,000      9,980,000
-------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFA MH RB, Emerald Bay Club Apts.,
Series 2004, 2.31% 1                                                           6,500,000      6,500,000
-------------------------------------------------------------------------------------------------------
Port St. Lucie, FL Utility System RB, Series 2005, 2.31% 1                    10,000,000     10,000,000
-------------------------------------------------------------------------------------------------------
Seminole Cnty., FL IDAU RB, Masters Academy Project, Series 2004, 2.32% 1      3,035,000      3,035,000
-------------------------------------------------------------------------------------------------------
UCF Athletic Assn., FL RB, Roaring Fork Municipal Products LLC,
Series 2005-11, Cl. A, 2.36% 1,2                                               9,510,000      9,510,000
                                                                                           ------------
                                                                                             99,255,000

-------------------------------------------------------------------------------------------------------
GEORGIA--2.0%
Cherokee Cnty., GA WSS RRB, MERLOTS Series 2003 A14, 2.32% 1,2                 7,005,000      7,005,000
-------------------------------------------------------------------------------------------------------
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 2.65% 1                    700,000        700,000
-------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 2.32% 1,2                   11,880,000     11,880,000
-------------------------------------------------------------------------------------------------------
Greene Cnty., GA HA RANs, Series 2004, 2.42% 1                                 5,990,000      5,990,000
-------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 2.48% 1                              7,835,000      7,835,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                PRINCIPAL          VALUE
                                                                                   AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------
GEORGIA Continued
Savannah, GA EDAU IDV RB, Savannah Steel & Metal Project,
Series 1995, 2.63% 1                                                          $   715,000   $    715,000
                                                                                            ------------
                                                                                              34,125,000
--------------------------------------------------------------------------------------------------------
ILLINOIS--11.5%
Boone, McHenry & DeKalb Cntys., IL Community SDI No. 100,GOUN
Puttable Floating Option Tax Exempt Receipts, Series PZ-50, 2.40% 1,2           2,730,000      2,730,000
--------------------------------------------------------------------------------------------------------
Chicago, IL BOE GOUN, AAMC Series 2002-4, 2.33% 1,2                             9,225,000      9,225,000
--------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 2.33% 1,2                                10,975,000     10,975,000
--------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, AAMC Series 1998-3, 2.33% 1,2                                 8,735,000      8,735,000
--------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 2.45% 1                               900,000        900,000
--------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility,
ETET Series 981303, Cl. A, 2.32% 1,2                                           22,495,000     22,495,000
--------------------------------------------------------------------------------------------------------
Chicago, IL Water RB, Puttable Floating Option Tax Exempt
Receipts, Series MT-030, 2.31% 1,2                                              3,755,000      3,755,000
--------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 2.33% 1                           14,370,000     14,370,000
--------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 2.38% 1                  3,125,000      3,125,000
--------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 2.45% 1                    3,400,000      3,400,000
--------------------------------------------------------------------------------------------------------
IL EDLFA RB, Field Museum Natural History, Series 1998, 2.35% 1                 2,950,000      2,950,000
--------------------------------------------------------------------------------------------------------
IL FAU RB, Mercy Alliance, Inc. Project, Series 2005, 2.32% 1                   7,000,000      7,000,000
--------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 2.37% 1         6,725,000      6,725,000
--------------------------------------------------------------------------------------------------------
IL HFAU RB, Blessing Hospital, Series B, FSA Insured, 2.34% 1                   2,200,000      2,200,000
--------------------------------------------------------------------------------------------------------
IL HFAU RB, Franciscan Eldercare & Community Services, Series 1996B, 2.30% 1    1,750,000      1,750,000
--------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-45, 2.40% 1,2                             5,805,000      5,805,000
--------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-52, 2.40% 1                               7,570,000      7,570,000
--------------------------------------------------------------------------------------------------------
IL Puttable Floating Option Tax Exempt Receipts, Series PZP-006, 2.43% 1,2      5,815,000      5,815,000
--------------------------------------------------------------------------------------------------------
IL RTA RB, Series 2003B Macon Trust Variable Certificates,
Series 2004B, 2.32% 1,2                                                         3,335,000      3,335,000
--------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 A, 2.44% 1             26,860,000     26,860,000
--------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 2.53% 1             19,335,486     19,335,486
--------------------------------------------------------------------------------------------------------
lL Metropolitan Pier & Exposition Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-44, 2.40% 1,2                             6,605,000      6,605,000
--------------------------------------------------------------------------------------------------------
Monmouth, IL Industrial Project RB, Monmouth College Project,
Series 2005, 2.31% 1                                                            6,500,000      6,500,000
--------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 2.38% 1                  800,000        800,000
--------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 REF GOUN, Puttable
Floating Option Tax Exempt Receipts, Series PZ-47, 2.40% 1,2                    8,995,000      8,995,000
--------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, Puttable Floating
Option Tax Exempt Receipts, Series PZ-48, 2.40% 1,2                             3,350,000      3,350,000
                                                                                            ------------
                                                                                             195,305,486


                        10 | CENTENNIAL TAX EXEMPT TRUST

                                                               PRINCIPAL          VALUE
                                                                  AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------
INDIANA--2.4%
IN GOB, AAMC Series 2003-15, Single Asset Trust, 2.33% 1,2  $ 14,200,000   $ 14,200,000
---------------------------------------------------------------------------------------
IN HFFAU RB, Ascension Health Credit Group, Series 2001A,     10,000,000     10,000,000
2.50% 1
---------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 2.32% 1,2           13,600,000     13,600,000
---------------------------------------------------------------------------------------
Indianapolis, IN Local Public Improvement RB, Puttable
Floating Option Tax Exempt Receipts, Series PZ-58, 2.40% 1,2   3,190,000      3,190,000
                                                                           ------------
                                                                             40,990,000

---------------------------------------------------------------------------------------
KANSAS--0.1%
Wyandotte Cnty., KS Utility System RB, Puttable Tax Exempt
Receipts, Series 595, 2.32% 1                                  1,695,000      1,695,000
---------------------------------------------------------------------------------------
KENTUCKY--1.7%
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998,
2.58% 1                                                        7,815,000      7,815,000
---------------------------------------------------------------------------------------
Jefferson Cnty., KY Industrial Building RB, Franciscan
Eldercare Service, 2.32% 1                                     5,925,000      5,925,000
---------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc.
Project, Series 2004, 2.53% 1                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co.
Project, Series 1989, 2.63% 1                                 10,000,000     10,000,000
                                                                           ------------
                                                                             28,740,000

---------------------------------------------------------------------------------------
LOUISIANA--3.4%
Jefferson Parish, LA Hospital Service District No. 001 RB,
Putters Series 522, 2.34% 1                                   22,000,000     22,000,000
---------------------------------------------------------------------------------------
Jefferson Parish, LA SFM RB, Series B, 3.248% 1               16,724,132     16,724,132
---------------------------------------------------------------------------------------
LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 2.33% 1,2       15,000,000     15,000,000
---------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004,
2.33% 1                                                        1,900,000      1,900,000
---------------------------------------------------------------------------------------
LA TS Financing Corp. RB, Puttable Floating Option Tax
Exempt Receipts, Series PA-1288, 2.38% 1,2                     2,000,000      2,000,000
                                                                           ------------
                                                                             57,624,132

---------------------------------------------------------------------------------------
MASSACHUSETTS--0.1%
MA GOB, 2.30% 1                                                2,000,000      2,000,000
---------------------------------------------------------------------------------------
MICHIGAN--1.1%
MI Job DAU RB, East Lansing Residence Associates Project,
2.70% 1                                                        1,900,000      1,900,000
---------------------------------------------------------------------------------------
MI Multi-Modal GOB, Environmental Program, Series 2004A,
1.95% 1                                                       16,370,000     16,370,000
                                                                           ------------
                                                                             18,270,000

---------------------------------------------------------------------------------------
MINNESOTA--3.5%
Bloomington, MN CD RB, 94th Street Associates Project,
Series 1985, 2.59% 1                                           3,915,000      3,915,000
---------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project,
Series 1985, 2.59% 1                                           3,805,000      3,805,000
---------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co.,
Series 2000, 2.60% 1                                           5,750,000      5,750,000
---------------------------------------------------------------------------------------
Fulda, MN ISD No. 505 GO Aid Anticipation Certificates of
Indebtness, Series A, 3%, 9/30/05                              1,100,000      1,103,365


                        11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                               PRINCIPAL          VALUE
                                                                  AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------
MINNESOTA Continued
Hayfield, MN ISD No. 203 GO Aid Anticipation Certificates
of Indebtedness, Series A, 3%, 9/30/05                      $  1,000,000   $  1,003,185
---------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership,
2.55% 1                                                          985,000        985,000
---------------------------------------------------------------------------------------
Minneapolis, MN HCF RRB, Fairview Health Services, Series
2005 B, 2.30% 1                                               12,000,000     12,000,000
---------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 2.32% 1,2                16,010,000     16,010,000
---------------------------------------------------------------------------------------
Northfield, MN ISD No. 659 GO Aid Anticipation
Certificates of Indebtedness, Series C, 3%, 9/26/05            4,950,000      4,964,820
---------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 GO Aid Anticipation
Certificates of Indebtedness, Series 2004A, 3%, 9/12/05        5,900,000      5,915,974
---------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series
1992, 2.53% 1                                                  4,675,000      4,675,000
                                                                           ------------
                                                                             60,127,344

---------------------------------------------------------------------------------------
MISSISSIPPI--0.2%
MS Home Corp. MH RRB, Summer Park Apts. Project,
Series 1999 D-2, 2.50% 1                                         650,000        650,000
---------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series
2003, 2.38% 1                                                  3,250,000      3,250,000
                                                                           ------------
                                                                              3,900,000

---------------------------------------------------------------------------------------
MISSOURI--2.1%
Kansas City, MO IDAU RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2525, Whis Lake Project,
2.32% 1,2                                                      4,395,000      4,395,000
---------------------------------------------------------------------------------------
Kansas City, MO Municipal Assistance Corp. RB,
Puttable Floating Option Tax Exempt Receipts,
Series PZ-53, 2.40% 1,2                                        3,800,000      3,800,000
---------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative
Arts Project, Series 2004, 2.33% 1                             2,300,000      2,300,000
---------------------------------------------------------------------------------------
So. Pointe/Hunters Ridge MO, RB, Trust Certificates, Series
2005 A, 2.33% 1,2                                             10,575,000     10,575,000
---------------------------------------------------------------------------------------
So. Pointe/Hunters Ridge MO, RB, Trust Certificates,
Series 2005 B, 2.33% 1,2                                       8,365,000      8,365,000
---------------------------------------------------------------------------------------
Springfield, MO RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2521, Monclair Project,
2.32% 1,2                                                      4,200,000      4,200,000
---------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens
Apts., Series 1992, 2.46% 1                                    1,765,000      1,765,000
                                                                           ------------
                                                                             35,400,000

---------------------------------------------------------------------------------------
NEVADA--1.8%
NV GOLB, SGMSTR Series 1997 SG114, 2.31% 1,2                  15,000,000     15,000,000
---------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset
Trust, 2.33% 1,2                                              16,090,000     16,090,000
                                                                           ------------
                                                                             31,090,000

---------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
Manchester, NH H&RA MH RB, Wall Street Tower Ltd.
Partnership, Series 1990A, 2.32% 1                             4,800,000      4,800,000
---------------------------------------------------------------------------------------
NH H&EFA RB, Antioch University Issue, 2.32% 1                 4,320,000      4,320,000
                                                                           ------------
                                                                              9,120,000


                        12 | CENTENNIAL TAX EXEMPT TRUST

                                                               PRINCIPAL          VALUE
                                                                  AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------
NEW JERSEY--0.4%
NJ TS Financing Corp. RB, Puttable Floating Option Tax
Exempt Receipts, Series PA-1283, 2.35% 1                    $  6,250,000   $  6,250,000
---------------------------------------------------------------------------------------
NEW MEXICO--3.1%
Bernalillo Cnty., NM Gross Receipts Tax RRB, Macon Trust
Variable Certificates, Series 2004B, 2.32% 1,2                 5,160,000      5,160,000
---------------------------------------------------------------------------------------
NM MFA RB, SFM Program Issue 2005, 3.13% 1                    40,771,195     40,771,195
---------------------------------------------------------------------------------------
NM Region II Housing MH RB, Santa Fe Retirement Village
Apts., Series A, 2.20% 1                                       7,500,000      7,500,000
                                                                           ------------
                                                                             53,431,195

---------------------------------------------------------------------------------------
NEW YORK--2.0%
NY Upstate Telecommunications Corp. RB, Series 2005, 2.59% 1   7,300,000      7,300,000
---------------------------------------------------------------------------------------
NYC GOUN, Puttable Floating Option Tax Exempt Receipts,
Series PT-2848, 2.34% 1,2                                        790,000        790,000
---------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Birch Wathen Lenox School
Project, 2.30% 1                                               1,600,000      1,600,000
---------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.36% 1             2,600,000      2,600,000
---------------------------------------------------------------------------------------
NYC MTAU RRB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1088, 2.31% 1,2                                      2,200,000      2,200,000
---------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 2.31% 1,2    2,995,000      2,995,000
---------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 2.31% 1,2                  1,000,000      1,000,000
---------------------------------------------------------------------------------------
NYS DA RB, Non State Supported Debt-Court Facilities Lease,
Series 2005B, 2.20% 1                                          9,000,000      9,000,000
---------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 3                           1,900,000      1,900,000
---------------------------------------------------------------------------------------
Oneida Cnty., NY IDA RB, Civic Facilities, Rome Memorial
Hospital, Inc. Project, Series 2005, 2.33% 1                   5,000,000      5,000,000
                                                                           ------------
                                                                             34,385,000

---------------------------------------------------------------------------------------
NORTH CAROLINA--0.6%
Craven Cnty., NC IFPCFA RB, Wheatstone Corp. Project,
2.63% 1                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------
Hoke Cnty., NC IFPCFA RB, Triangle Building Supply, Inc.
Project, Series 1997, 2.63% 1                                  1,500,000      1,500,000
---------------------------------------------------------------------------------------
NC Community HCF RB, Carolina Meadows, Inc., Project,
Series 2004, 2.32% 1                                           5,000,000      5,000,000
---------------------------------------------------------------------------------------
Wake Cnty., NC IFPCFA RB, Aeroglide Corp. Project, Series
1997, 2.63% 1                                                    975,000        975,000
                                                                           ------------
                                                                              9,475,000

---------------------------------------------------------------------------------------
OHIO--4.3%
Columbus, OH RTA Capital Funding RB, OASBO Program,
Series 2004A, 2.30% 1                                         10,000,000     10,000,000
---------------------------------------------------------------------------------------
Franklin Cnty., OH HCF RB, Presbyterian Retirement Services,
Series 2002B, 2.32% 1                                          4,800,000      4,800,000
---------------------------------------------------------------------------------------
Franklin Cnty., OH HCF RB, Presbyterian Retirement Services,
Series 2005B, 2.32% 1                                          6,385,000      6,385,000
---------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3%,
12/15/05 3                                                     2,220,000      2,220,000


                        13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                     PRINCIPAL         VALUE
                                                                        AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------
OHIO Continued
Hamilton Cnty., OH HCF RB, Twin Towers & Twin Lakes
Project, Series A, 2.57% 1                                     $     8,000,000   $ 8,000,000
--------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Children's
Hospital & Medical Center, Series 2000, 2.26% 1                      8,250,000     8,250,000
--------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 2.38% 1             2,050,000     2,050,000
--------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 2.35% 1                                  15,400,000    15,400,000
--------------------------------------------------------------------------------------------
OH Water DAU RRB, 2.35% 1                                           13,835,000    13,835,000
--------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 2.38% 1        3,100,000     3,100,000
                                                                                 -----------
                                                                                  74,040,000

--------------------------------------------------------------------------------------------
PENNSYLVANIA--0.7%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project,
Series B, 2.39% 1                                                      670,000       670,000
--------------------------------------------------------------------------------------------
Harrisburg, PA Authority RB, Haverford Township
School, Subseries 2001-A, 2.33% 1                                    2,195,000     2,195,000
--------------------------------------------------------------------------------------------
Moon, PA IDAU Community Facilities RB, YMCA of Greater
Pittsburg Project, Series 2005, 2.31% 1                              3,780,000     3,780,000
--------------------------------------------------------------------------------------------
PA Public School Buildings RB, MERLOTS Series 2003 A42,
1.80% 1,4                                                            3,790,000     3,790,000
--------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc.
Project, 2.34% 1                                                       885,000       885,000
                                                                                 -----------
                                                                                  11,320,000

--------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.1%
SC Medical University HA RB, Series 2005-A, 2.33% 1,2               18,230,000    18,230,000
--------------------------------------------------------------------------------------------
TENNESSEE--1.5%
Knox, TN Health, Education & Housing RB, Puttable Floating
Option Tax Exempt Receipts, Series PT-2524, Steeple Chase
Project, 2.32% 1,2                                                   6,245,000     6,245,000
--------------------------------------------------------------------------------------------
Metropolitan Government Nashville & Davidson Cnty.,
TN Health & Education Board RB, Ascension Health,
Series 2001B, 1.65%, 8/3/05 3                                       14,000,000    14,000,000
--------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co., Series
2004, 2.38% 1                                                        4,500,000     4,500,000
                                                                                 -----------
                                                                                  24,745,000

--------------------------------------------------------------------------------------------
TEXAS--11.2%
Allen, TX ISD GOUN, Puttable Tax Exempt Receipts, Series
715, 2.32% 1                                                         1,505,000     1,505,000
--------------------------------------------------------------------------------------------
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project,
Series A, 2.33% 1                                                    3,500,000     3,500,000
--------------------------------------------------------------------------------------------
Cedar Hill, TX ISD REF GOUN, School Building, Series 1996,
2.50%, 8/15/05 5                                                     2,830,000     2,821,367
--------------------------------------------------------------------------------------------
Clipper, TX COP, Tax Exempt Certificates Trust
Multistate, Series 2005-7, 2.40% 1,2                                28,500,000    28,500,000
--------------------------------------------------------------------------------------------
Comal, TX ISD GOUN, Puttable Tax Exempt Receipts, Series
756, 2.32% 1,2                                                       2,585,000     2,585,000
--------------------------------------------------------------------------------------------
Garland, TX ISD GOUN, School Building, Series 2004-B, 2.75%,
12/15/05 3                                                           7,125,000     7,125,000
--------------------------------------------------------------------------------------------
Hays, TX Consolidated ISD GOB, Puttable Tax Exempt
Receipts, Series 632, 2.32% 1                                        3,200,000     3,200,000
--------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 2.31% 1,2             22,600,000    22,600,000
--------------------------------------------------------------------------------------------
Keller, TX ISD GOUN, AAMC Series 2001-26, 2.33% 1,2                  3,000,000     3,000,000


                        14 | CENTENNIAL TAX EXEMPT TRUST

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------
TEXAS Continued
Klein, TX ISD GOB, MERLOTS Series C-02, 2.32% 1                     $  4,175,000   $   4,175,000
------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004,
1.75%, 9/9/05 3                                                       11,500,000      11,500,000
------------------------------------------------------------------------------------------------
Mansfield, TX ISD School Building GOUN, MERLOTS Series B11,
2.32% 1,2                                                             14,590,000      14,590,000
------------------------------------------------------------------------------------------------
North TX/Dallas North TWY System RB, ETET Series 720050025,
Cl. A, 2.32% 1,2                                                       8,000,000       8,000,000
------------------------------------------------------------------------------------------------
Northside, TX ISD GOUN, Puttable Tax Exempt Receipts,
Series 751, 2.32% 1,2                                                  3,455,000       3,455,000
------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RB, Puttable Tax Exempt
Receipts, Series 769, 2.32% 1,2                                        5,385,000       5,385,000
------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004, 1.75%,
9/9/05 3                                                              15,700,000      15,700,000
------------------------------------------------------------------------------------------------
Sunnyvale, TX ISD GOB, Puttable Tax Exempt Receipts, Series
619, 2.32% 1                                                           2,000,000       2,000,000
------------------------------------------------------------------------------------------------
TX SGMSTR Series SG P-19, 2.43% 1                                      1,620,000       1,620,000
------------------------------------------------------------------------------------------------
TX TANs & RANs, Series 2004, 3%, 8/31/05                              35,000,000      35,070,741
------------------------------------------------------------------------------------------------
TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70,
2.31% 1,2                                                             11,000,000      11,000,000
------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, Puttable Tax
Exempt Receipts, Series 579, 2.32% 1                                   2,835,000       2,835,000
                                                                                   -------------
                                                                                     190,167,108

------------------------------------------------------------------------------------------------
UTAH--0.8%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels
LLC Project, Series 2003A, 2.63% 1                                    10,985,000      10,985,000
------------------------------------------------------------------------------------------------
Davis Cnty., UT RB, Series 2003, 2.60% 1                               2,460,000       2,460,000
------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 2.40% 1                             1,000,000       1,000,000
                                                                                   -------------
                                                                                      14,445,000

------------------------------------------------------------------------------------------------
WASHINGTON--1.5%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, Puttable
Floating Option Tax Exempt Receipts,
Series PZ-55, 2.40% 1,2                                                2,765,000       2,765,000
------------------------------------------------------------------------------------------------
King Cnty., WA GOLB, AAMC Series 2001-1, 2.33% 1,2                    12,770,000      12,770,000
------------------------------------------------------------------------------------------------
Marysville, WA WSS RB, Puttable Tax Exempt Receipts, Series
909, 2.32% 1,2                                                         7,345,000       7,345,000
------------------------------------------------------------------------------------------------
WA EDFA RB, A&T Mensonides Project, Series 2001-I, 2.60% 1             1,910,000       1,910,000
                                                                                   -------------
                                                                                      24,790,000

------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.1%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A,
2.38% 1                                                                4,500,000       4,500,000
------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B,
2.38% 1                                                                6,850,000       6,850,000
------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 2.38% 1                3,100,000       3,100,000
------------------------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series 2000 B-1,
2.34% 1                                                                3,800,000       3,800,000
                                                                                   -------------
                                                                                      18,250,000


                        15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  CONTINUED
---------------------------------------------------------------------

                                                                        PRINCIPAL             VALUE
                                                                           AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------
WISCONSIN--5.6%
Appleton, WI RED Authority RRB, Fox Cities Performing Arts
Center, Series 2001B, 2.45% 1                                        $  1,000,000   $     1,000,000
---------------------------------------------------------------------------------------------------
Clipper, WI COP, Tax Exempt Certificates Trust RB, Series
2005-29, 2.34% 1,2                                                     11,330,000        11,330,000
---------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994,
2.63% 1                                                                 2,000,000         2,000,000
---------------------------------------------------------------------------------------------------
Green Bay, WI HAU RB, Sisters of St. Francis Project,
Series 2004, 2.32% 1                                                    4,995,000         4,995,000
---------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series
2002, 2.53% 1                                                           7,710,000         7,710,000
---------------------------------------------------------------------------------------------------
Wausau, WI SDI TANs & RANs, 2%, 10/27/05                                6,500,000         6,502,466
---------------------------------------------------------------------------------------------------
West Allis, WI RB, State Fairgrounds Park Exposition
Center, 2.33% 1                                                         3,555,000         3,555,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Divine Savior Healthcare, Series 2002 B, 2.32% 1           2,300,000         2,300,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central
Wisconsin, 2.43% 1                                                      4,200,000         4,200,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, HospiceCare Holdings, Inc., Series 2005, 2.35% 1           1,750,000         1,750,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 2.64% 1                    14,050,000        14,050,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Lindengrove, Inc. Project, Series 2003B, 2.32% 1           7,310,000         7,310,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Lutheran Social Services, Series 2004, 2.35% 1             3,000,000         3,000,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Oakwood Village Project, Series 2005, 2.32% 1             10,000,000        10,000,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Southwest Health Center, Inc., 2.32% 1                     6,340,000         6,340,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, St. Camillus Health Center, Series 2005, 2.35% 1           1,125,000         1,125,000
---------------------------------------------------------------------------------------------------
WI Transit RB, Reset Option Certificates II-R Trust, Series
7500, 2.32% 1,2                                                         7,450,000         7,450,000
                                                                                    ---------------
                                                                                         94,617,466

---------------------------------------------------------------------------------------------------
WYOMING--0.3%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project,
Series 1996, 2.47% 1                                                    4,430,000         4,430,000
---------------------------------------------------------------------------------------------------
OTHER TERRITORIES--6.2%
Floating Rate Trust Receipts, Series 2001 C5, 2.62% 1,2                11,170,000        11,170,000
---------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18,
2.43% 1,2                                                              85,050,000        85,050,000
---------------------------------------------------------------------------------------------------
Puttable Floating Option Tax Exempt Receipts, Series
PZP-001, 2.43% 1,2                                                      8,950,000         8,950,000
                                                                                    ---------------
                                                                                        105,170,000

---------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.7%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series
2005-F2, 2.68% 1,2                                                      8,475,000         8,475,000
---------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option Trust
Certificates, Series 2005 Z-6, 2.38% 1,2                                2,900,000         2,900,000
                                                                                    ---------------
                                                                                         11,375,000
                                                                                    ---------------
Total Short-Term Tax-Exempt Obligations
(Cost $1,693,444,731)                                                                 1,693,444,731

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,693,444,731)                            99.6%    1,693,444,731
---------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                               0.4         7,094,794
                                                                     ------------------------------

NET ASSETS                                                                  100.0%  $ 1,700,539,525
                                                                     ==============================


                        16 | CENTENNIAL TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC      ABN AMRO Munitops Certificates

BOE       Board of Education

CD        Commercial Development

CDAU      Community Development Authority

CMWLTH    Commonwealth

COP       Certificates of Participation

DA        Dormitory Authority

DAU       Development Authority

DFA       Development Finance Authority

DFB       Development Finance Board

ECFA      Educational and Cultural Facilities Authority

ED        Economic Development

EDAU      Economic Development Authority

EDFA      Economic Development Finance Authority

EDLFA     Educational Facilities Authority

ETET      Eagle Tax-Exempt Trust

FAU       Finance Authority

GO        General Obligation

GOB       General Obligation Bonds

GOLB      General Obligation Ltd. Bonds

GOUN      General Obligation Unlimited Nts.

H&EFA     Health and Educational Facilities Authority

H&RA      Housing and Redevelopment Authority

HA        Hospital Authority

HAU       Housing Authority

HCF       Health Care Facilities

HFA       Housing Finance Agency/Authority

HFAU      Health Facilities Authority

HFC       Housing Finance Corp.

HFFAU     Health Facilities Finance Authority

HOFA      Hospital Finance Agency/Authority

IDA       Industrial Development Agency

IDAU      Industrial Development Authority

IDB       Industrial Development Board

IDV       Industrial Development

IFPCFA    Industrial Facilities and Pollution Control Financing Authority

ISD       Independent School District

MERLOTS   Municipal Exempt Receipts Liquidity Option Tender

MFA       Mortgage Finance Authority

MH        Multifamily Housing

MPA       Municipal Power Agency

MTAU      Metropolitan Transportation Authority

NYC       New York City

NYS       New York State

PC        Pollution Control

PPS       Public Power System

RA        Redevelopment Agency/Authority

RANs      Revenue Anticipation Nts.

RB        Revenue Bonds

RED       Redevelopment

REF       Refunding

RRB       Revenue Refunding Bonds

RTA       Regional Transportation Authority/Agency

SCDAU     Statewide Communities Development Authority

SDI       School District

SFM       Single Family Mtg.

SGMSTR    Societe Generale, NY Branch Municipal Security Trust Receipts

SWD       Solid Waste Disposal

TANs      Tax Anticipation Nts.

TS        Tobacco Settlement

TUAU      Turnpike Authority

TWY       Thruway/Tollway Authority/Agency

USD       Unified School District

WSS       Water & Sewer System

YMCA      Young Men's Christian Association

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $691,232,000 or 40.65% of the Trust's net assets as of June 30, 2005.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $3,790,000, which represents 0.22% of the Trust's net assets. See Note 4 of Notes to Financial Statements.

5. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  JUNE 30, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments, at value (cost $1,693,444,731)--see
accompanying statement of investments                           $ 1,693,444,731
-------------------------------------------------------------------------------
Cash                                                                  3,127,766
-------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      9,590,675
Interest                                                              8,074,792
Shares of beneficial interest sold                                        6,114
Other                                                                   141,635
                                                                ---------------
Total assets                                                      1,714,385,713

-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                12,602,976
Dividends                                                               948,835
Distribution and service plan fees                                      114,259
Transfer and shareholder servicing agent fees                            42,913
Shareholder communications                                               39,143
Shares of beneficial interest redeemed                                   34,086
Trustees' compensation                                                   10,435
Other                                                                    53,541
                                                                ---------------
Total liabilities                                                    13,846,188

-------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,700,539,525
                                                                ===============

-------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
Paid-in capital                                                 $ 1,700,545,069
-------------------------------------------------------------------------------
Accumulated net realized loss on investments                             (5,544)
                                                                ---------------
NET ASSETS--applicable to 1,700,574,704 shares of
beneficial interest outstanding                                 $ 1,700,539,525
                                                                ===============

-------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND
OFFERING PRICE PER SHARE                                        $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------
Interest                                               $ 33,112,641

--------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------
Management fees                                           7,590,892
--------------------------------------------------------------------
Service plan fees                                         3,580,047
--------------------------------------------------------------------
Transfer and shareholder servicing agent fees               523,705
--------------------------------------------------------------------
Custodian fees and expenses                                  72,577
--------------------------------------------------------------------
Shareholder communications                                   63,399
--------------------------------------------------------------------
Trustees' compensation                                       11,822
--------------------------------------------------------------------
Other                                                       188,134
                                                       -------------
Total expenses                                           12,030,576
Less reduction to custodian expenses                        (50,247)
Less waivers and reimbursements of expenses                (354,413)
                                                       -------------
Net expenses                                             11,625,916

--------------------------------------------------------------------
NET INVESTMENT INCOME                                    21,486,725

--------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                             96,274

--------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 21,582,999
                                                       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
YEAR ENDED JUNE 30,                                               2005              2004
-----------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------
Net investment income                                  $    21,486,725   $     6,492,424
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                        96,274           (79,810)
                                                       ----------------------------------
Net increase in net assets resulting from operations        21,582,999         6,412,614

-----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
Dividends from net investment income                       (21,486,725)       (6,492,424)

-----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------
Net decrease in net assets resulting from
beneficial interest transactions                           (77,683,115)      (98,384,454)

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Total decrease                                             (77,586,841)      (98,464,264)
-----------------------------------------------------------------------------------------
Beginning of period                                      1,778,126,366     1,876,590,630
                                                       ----------------------------------
End of period                                          $ 1,700,539,525   $ 1,778,126,366
                                                       ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


YEAR ENDED JUNE 30,                                       2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                    .01 1      -- 2     .01       .01       .03
Dividends and/or distributions to shareholders            (.01)       -- 2    (.01)     (.01)     (.03)
-------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $  1.00    $ 1.00   $  1.00   $  1.00   $  1.00
                                                       ================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                            1.21%     0.35%     0.69%     1.17%     3.26%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                $ 1,701   $ 1,778   $ 1,877   $ 1,824   $ 1,822
-------------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $ 1,797   $ 1,851   $ 1,882   $ 1,904   $ 1,779
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     1.20%     0.35%     0.68%     1.16%     3.21%
Total expenses                                            0.67%     0.67%     0.66%     0.69%     0.70%
Expenses after payments and waivers and
reduction to custodian expenses                           0.65%      N/A 5     N/A 5     N/A 5    0.69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        21 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.    SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

           UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2
           -------------------------------------------------------
           $  983,793                     $  --           $  5,544

1. As of June 30, 2005, the Trust had $5,544 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2005 details of the capital loss carry-forward were as follows:

                            EXPIRING
                            ------------------------
                            2012            $  5,544

2. During the fiscal year June 30, 2005, the Trust utilized $96,274 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year June 30, 2004, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.


                        22 | CENTENNIAL TAX EXEMPT TRUST

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 were as follows:

                                       YEAR ENDED        YEAR ENDED
                                    JUNE 30, 2005     JUNE 30, 2004
        -----------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends   $  21,486,725      $  6,492,424

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                        23 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JUNE 30, 2005           YEAR ENDED JUNE 30, 2004
                                   SHARES            AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
Sold                        5,467,251,055   $ 5,467,251,055    5,127,413,724   $ 5,127,413,724
Dividends and/or
distributions reinvested       20,503,644        20,503,644        6,338,791         6,338,791
Redeemed                   (5,565,437,814)   (5,565,437,814)  (5,232,136,969)   (5,232,136,969)
                           --------------------------------------------------------------------
Net decrease                  (77,683,115)  $   (77,683,115)     (98,384,454)  $   (98,384,454)
                           ====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2005, the Trust paid $524,110 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.

      During the year ended June 30, 2005, the Manager voluntarily paid a one-time reimbursement of Trust expenses amounting to $354,413.


                        24 | CENTENNIAL TAX EXEMPT TRUST

     SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                        25 | CENTENNIAL TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL TAX EXEMPT TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 15, 2005


                        26 | CENTENNIAL TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2005. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        27 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

     The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        28 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

     NATURE AND EXTENT OF SERVICES. In considering the renewal of the Trust's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Trust with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments.

     QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board noted that the Manager has had over twenty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Trust and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Trust's service agreements. The Board was aware that there are alternatives to retaining the Manager.

     PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of John C. Bonnell and the Manager's money market investment team and analysts. Mr. Bonnell has had over twelve years of experience managing money market investments and has been the person principally responsible for the day-to-day management of the Trust's portfolio since May 2004. Mr. Bonnell is a Vice President of the Trust and the Manager, and an officer and portfolio manager of other Funds for which the Manager or an affiliate serves as investment advisor. Prior to joining the Manager, he was a portfolio manager at Strong Financial Corporation.


                        29 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT  UNAUDITED /
CONTINUED
--------------------------------------------------------------------------------

     The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other tax-exempt money market funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Trust and other Funds at each Board meeting. The Board noted that the Trust's one-year, three-year, five-year and ten-year performance was below its peer group average. The Board recognized that in the recent environment of low interest rates, the difference between rankings for money market funds was very small. The Manager last year engaged a new portfolio manager for the tax exempt money market Funds, and the Board noted that the performance of these Funds has begun to improve. The Board also noted that it had recently changed certain Board-approved investment restrictions that were adopted in the past to protect the credit quality of the Funds' investments at a particularly difficult time in the credit markets. These restrictions were no longer deemed necessary as market conditions improved. The Board determined to permit the Manager more time to improve performance.

     MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Trust. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other tax-exempt money market funds and other Funds with comparable asset levels and distribution features. The Board noted that the Trust's contractual management fees and its total expenses are lower than its peer group average although its actual management fee is slightly higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Trust to the fees charged and services provided to other types of entities advised by the Manager.

     PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates.

     ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Trust and the current level of


                        30 | CENTENNIAL TAX EXEMPT TRUST

Trust assets in relation to the Trust's breakpoint schedule for its management fees. The Board considered that the Trust has not experienced any recent asset growth and that, based on current asset levels, the Trust is nearing, but has not reached its last management fee breakpoint.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Trust by the Manager are a benefit to the Trust and in the best interest of the Trust's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        31 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------

NAME, POSITION(s) HELD
WITH TRUST, LENGTH OF       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
SERVICE, AGE                NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
------------------------------------------------------------------------------------------------------------------
INDEPENDENT                 THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW, EXCEPT MR. ARMSTRONG, IS 6803 S.
TRUSTEES                    TUCSON WAY, CENTENNIAL, CO 80112-3924. MR. ARMSTRONG'S ADDRESS IS 1625 BROADWAY,
                            SUITE 780, DENVER, CO 80202. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR
                            HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,       Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman (since 2003)       Company (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso
and Trustee (since 2000)    Mortgage Company (since 1993); Chairman of the following private companies:
Age: 68                     Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
                            Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and the Bradley
                            Foundation (since 2002); former Chairman of the following: Transland Financial
                            Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier
                            Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                            (1995-2000); former Director of the following: UNUMProvident (insurance company)
                            (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003)
                            and International Family Entertainment (television channel) (1992-1997); U.S. Senator
                            (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,             Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1990)        equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 74                     of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                            Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                            1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                            A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,            Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 1998)        President, Treasurer and Director of Centennial Capital Corporation (June 1989-April
Age: 68                     1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March
                            1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (September
                            1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,          Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2000)        June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 66                     Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                            Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                            (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,              Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)        Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                     Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                            Mountain Elk Foundation (February 1998-February 2003); Chairman and Director (until
                            1996) and President and Chief Executive Officer (until October 1995) of
                            OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the
                            following: Oppenheimer Acquisition Corp. ("OAC") (parent holding


                        32 | CENTENNIAL TAX EXEMPT TRUST

JON S. FOSSEL,              company of OppenheimerFunds, Inc.), Shareholder Services, Inc. and Shareholder
Continued                   Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the
                            OppenheimerFunds complex.

SAM FREEDMAN,               Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)        Freedman held several positions with OppenheimerFunds, Inc. and with subsidiary or
Age: 64                     affiliated companies of OppenheimerFunds, Inc. (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,        Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)        (since February 2000); Director of The California Endowment (philanthropic
Age: 58                     organization) (since April 2002); Director of Community Hospital of Monterey
                            Peninsula (since February 2002); Director of Emerging Markets Growth Fund Inc.
                            (mutual fund) (since October 1991); President of ARCO Investment Management Company
                            (February 1991-April 2000); Member of the investment committees of The Rockefeller
                            Foundation and The University of Michigan; Advisor at Credit Suisse First Boston's
                            Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of
                            MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML
                            Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever
                            (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,           Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2002)        (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable
Age: 60                     organization) (since 1986); Trustee of the Gallagher Family Foundation (nonprofit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                            Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                            Commercial Assets, Inc. (REIT) (1993-2000); Director of Jones Knowledge, Inc.
                            (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                            (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,   Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)        (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                     company) (since 1996), the Springfield Library and Museum Association (museums)
                            (since 1995) and the Community Music School of Springfield (music school) (since
                            1996); Chairman and Trustee (since 2003) and Chairman of the Investment Committee
                            (since 1994) of the Worcester Polytech Institute (private university); President and
                            Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July
                            1999); Member of the Investment Committee of the Community Foundation of Western
                            Massachusetts (1998-2003); and Executive Vice President of Peoples Heritage
                            Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE          THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. MR.
                            GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                            REMOVAL. MR. GRABISH IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH A.G. EDWARDS
                            & SONS, INC. WHICH IS A PARTIAL OWNER OF THE MANAGER'S PARENT COMPANY.

RICHARD F. GRABISH,         Senior Vice President and Assistant Director of Sales and Marketing (since March
Trustee (since 2001)        1997), Director (since March 1987) and Manager of Private Client Services (since June
Age: 56                     1985) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm);


                        33 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

RICHARD F. GRABISH,         Chairman and Chief Executive Officer of A.G. Edwards Trust Company (since March
Continued                   2001); President and Vice Chairman of A.G. Edwards Trust Company (investment adviser)
                            (April 1987-March 2001). Oversees 5 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE          THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                 LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                            UNTIL HIS RESIGNATION, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO
                            HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,             Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President (since 2001)      September 2000) of OppenheimerFunds, Inc.; President and Director or Trustee of other
and Trustee (since 2003)    Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
Age: 55                     Holdings, Inc. (holding company subsidiary of OppenheimerFunds, Inc.) (since July
                            2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of
                            OppenheimerFunds, Inc.) (since November 2001); Chairman and Director of Shareholder
                            Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001); President and Director of
                            OppenheimerFunds Legacy Program (charitable trust program established by
                            OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI Institutional Asset
                            Management, Inc., Trinity Investment Management Corporation and Tremont Capital
                            Management, Inc. (since November 2001), HarbourView Asset Management Corporation and
                            OFI Private Investments, Inc. (since July 2001); President (since November 2001)
                            and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                            Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                            (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
                            Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                            Officer of OppenheimerFunds, Inc. (September 2000-June 2001); President and Trustee
                            of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                            (September 1999-August 2000); President, Chief Executive Officer and Director of MML
                            Bay State Life Insurance Company (September 1999-August 2000); Director of Emerald
                            Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle
                            Bancorp) (June 1989-June 1998). Oversees 66 portfolios as trustee or director and 20 additional portfolios as Officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
OFFICERS                    THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD
                            FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MS.
                            WOLF, MR. WEISS, MR. WIXTED, AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO
                            80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                            RESIGNATION, DEATH OR REMOVAL.

JOHN BONNELL,               Vice President of OppenheimerFunds, Inc. (since May 2004); Chartered Financial
Vice President (since       Analyst; Portfolio Manager at Financial Corporation (May 1999-May 2004). Mr.
2004)                       Bonnell is an officer of 3 portfolios in the OppenheimerFunds complex.
Age: 40


                        34 | CENTENNIAL TAX EXEMPT TRUST

BRIAN W. WIXTED,            Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March 1999);
Treasurer (since 1999)      Treasurer of the following: Shareholder Services Inc., HarbourView Asset Management
Age: 45                     Corporation, Shareholder Financial Services, Inc., Oppenheimer Real Asset Management
                            Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                            Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                            OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                            (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                            Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000); Assistant Treasurer of OAC (since March
                            1999); and Assistant Treasurer of the Manager and Distributor (March 1999-October
                            2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                            Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                            1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,             Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and          of OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor (since
Secretary                   December 2001); General Counsel and Director of OppenheimerFunds Distributor, Inc.
(since 2001)                (since December 2001); Senior Vice President, General Counsel and Director of the
Age: 56                     Transfer Agent, Shareholder Financial Services, Inc., OFI Private Investments, Inc.
                            and OFI Trust Company (since November 2001); Senior Vice President and General
                            Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                            September 1997) and Director (since November 2001) of OppenheimerFunds International
                            Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                            Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management,
                            Inc. (since November 2001); Vice President of OppenheimerFunds Legacy Program (since
                            June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                            Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited
                            (since December 2003); Senior Vice President (May 1985-December 2003), Acting General
                            Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-
                            October 2001) of OppenheimerFunds, Inc.; Assistant Secretary of the following: the
                            Transfer Agent (May 1985-November 2001), Shareholder Financial Services, Inc.
                            (November 1989-November 2001), and OppenheimerFunds International Ltd. (September
                            1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,           Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc. (since
Vice President and          March 2004); Vice President of the Manager, OppenheimerFunds Distributor, Inc., and
Chief Compliance Officer    Shareholder Services, Inc. (since June 1983); Vice President and Director of Internal
(since 2004)                Audit of OppenheimerFunds, Inc. (1997-February 2004). An officer of 86 portfolios in
Age: 54                     the Oppenheimer funds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES
AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        35 | CENTENNIAL TAX EXEMPT TRUST

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $27,000 in fiscal 2005 and $26,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2005 and $5,525 during fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2005 and $5,525 during fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005